Annual Total Returns - S 000006181 [Member] - C 000017024 [Member]	Total
Entity Listings [Line Items]
Annual Return 2010	10.09%
Annual Return 2011	(15.54%)
Annual Return 2012	21.73%
Annual Return 2013	27.94%
Annual Return 2014	(6.87%)
Annual Return 2015	0.17%
Annual Return 2016	(2.70%)
Annual Return 2017	26.47%
Annual Return 2018	(19.36%)
Annual Return 2019	25.50%